PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Land and Buildings	$ 37,400,379	$ 37,400,378
Finance Lease Right-of-Use Assets	9,154,137	26,074,429
Furnitures and Fixtures	12,525,180	12,483,613
Leasehold improvements	68,437,877	57,617,592
Equipment and Software	26,832,414	26,067,344
Construction in Progress	27,144,696	37,027,509
Total Property and Equipment	181,494,683	196,670,865
Less Accumulated Depreciation	(43,664,415)	(30,684,180)
Property and Equipment, Net	$ 137,830,268	$ 165,986,685